Segments and Related Information - Summarized financial information for the Company's reportable segments (Details) - USD ($)	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Oct. 03, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Segment Reporting Information [Line Items]
Total assets			$ 228,800	$ 25,000	$ 115,387,992
BCP QUALTEK HOLDCO, LLC
Segment Reporting Information [Line Items]
Revenues	$ 465,184,000	$ 524,080,000	656,524,000	599,268,000
Total assets	769,565,000		640,868,000	747,230,000
Capital Expenditures	3,150,000	15,493,000	23,097,000	12,740,000
Amortization and Depreciation	39,136,000	34,761,000	46,475,000	40,103,000
BCP QUALTEK HOLDCO, LLC | Telecom
Segment Reporting Information [Line Items]
Revenues	360,020,000	468,729,000	587,614,000	568,342,000
Total assets	602,749,000		579,147,000	697,991,000
Capital Expenditures	1,843,000	6,712,000	8,831,000	10,693,000
Amortization and Depreciation	29,767,000	30,539,000	40,588,000	35,411,000
BCP QUALTEK HOLDCO, LLC | Renewables and Recovery Logistics
Segment Reporting Information [Line Items]
Revenues	105,164,000	55,351,000	68,910,000	30,926,000
Total assets	151,926,000		55,370,000	45,642,000
Capital Expenditures	248,000	7,936,000	12,251,000	1,090,000
Amortization and Depreciation	8,644,000	3,734,000	5,259,000	4,250,000
BCP QUALTEK HOLDCO, LLC | Corporate
Segment Reporting Information [Line Items]
Total assets	14,890,000		6,351,000	3,597,000
Capital Expenditures	1,059,000	845,000	2,015,000	957,000
Amortization and Depreciation	$ 726,000	$ 487,000	$ 628,000	$ 442,000